Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment	€ 1,781
Additions of property plant and equipment pending of payment	440	€ 719
Contractual commitment for property plant and equipment	209	335
Property plant and equipment pledged as security	24,789	24,789
Property, plant and equipment fully depreciated assets still in use	1,853	385
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold improvement	€ 23,527	€ 23,537